REGISTRATION NOS. 333-25549/811-02441

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. 9 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 103 [X]

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT D

(EXACT NAME OF REGISTRANT)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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LAUREN W. JONES, ESQ.

AMERICAN GENERAL LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

NOTE

This Post-Effective Amendment No. 9 to the Form N-4 Registration Statement No. 333-25549 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account D ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding a guarantee as an exhibit.

PART A

The Prospectus dated May 2, 2005, is incorporated into Part A of this Post-Effective Amendment No. 9 by reference to the Registrant's Post-Effective Amendment No. 8, as filed on May 2, 2005 (File No. 333-25549).

PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 9 by reference to the Registrant's Post-Effective Amendment No. 8, as filed on May 2, 2005 (File No. 333-25549). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

PART A: None

PART B: Financial Statements (Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File Nos. 333-25549/811-02441) of American General Life Insurance Company Separate Account D filed on May 2, 2005).

(1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

Report of Independent Registered Public Accounting Firm

Statement of Net Assets

Statement of Operations

Statement of Changes in Net Assets

Notes to Audited Financial Statements

(2) Consolidated Financial Statements of American General Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets

Consolidated Statements of Income

Consolidated Statements of Shareholder's Equity

Consolidated Statements of Comprehensive Income

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

PART C: None

(b) Exhibits.

1 (a) American General Life Insurance Company of Delaware Board of Directors resolution authorizing the establishment of Separate Account D. (1)

(b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

(c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2 None

3 (a) (i) Distribution Agreement dated March 24, 1993 between American General Securities Incorporated and American General Life Insurance Company. (4)

(ii) (A) Form of Master Marketing and Distribution Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

B) (1) Master Marketing and Distribution Agreement by and among American General Life Insurance Company, American General Securities Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

(2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

(C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

(b) (i) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

(ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (12)

(c) (i) Trust Participation Agreement. (5)

(ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

(iii) Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

(iv) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, WM Variable Trust, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

3 (c) (v) First Amendment to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, American General Distributors, Inc., WM Variable Trust and WM Funds Distributor, Inc., dated November 1, 2000. (12)

(d) (i) Agreement respecting certain indemnifications given by Sierra Investment Advisors Corporation and Sierra Investment Services Corporation to American General Life Insurance Company and American General Securities Incorporated. (5)

(ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

(iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4 (a) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97010). (8)

(b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

(c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

(d) Form of Qualified Contract Endorsement. (6)

(e) (i) (A) Specimen form of Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011.

(Filed herewith)

(B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011.

(Filed herewith)

(ii) Specimen form of Individual Retirement Annuity Endorsement. (4)

(iii) Specimen form of IRA Instruction Form. (6)

5 (a) (i) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011. (8)

(ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

(iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (9)

(iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

(v) (A) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended March 1, 1999. (11)

(B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

(C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

(D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

(E) Specimen form of Application (Form No. L 8908-97 REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

(F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

(G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

(vi) Specimen form of SNAP Annuity Ticket application. (8)

(b) (i) Election of Annuity Payment Option/Change Form. (5)

(ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

(c) (i) Contract Service Request, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (8)

(ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

(iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

(iv) (A) Contract Service Request, amended March 1, 1999, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (11)

(B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

(C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (13)

(D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

(v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

(vi) Form of Transaction Request Form. (6)

6 (a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (7)

7 None

8 (a) Form of Letter Agreement between Sierra Investment Services Corporation and American General Life Insurance Company regarding expenses. (8)

(b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998. (11)

(c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

    Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (Filed herewith)

    General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (Filed herewith)

9 Opinion and consent of Counsel. (8)

10 Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11 None

12 None

13 (a) (i) (A) Computations of hypothetical historical standardized average annual total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996. (8)

(B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (9)

(ii) (A) Computations of hypothetical historical non-standardized total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

(B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

(iii) (A) Computations of hypothetical historical non-standardized cumulative total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

(B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

(iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (8)

(v) (A) Computation of hypothetical historical non-standardized total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

(B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

(C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14 Not Applicable.

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(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-47730) of American General Life Insurance Company Separate Account D filed on April 5, 2001.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000.

  Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001.

Item 25. Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

Name and Principal Business Address	Positions and Offices with Depositor American General Life Insurance Company
Rodney O. Martin, Jr. 2929 Allen Parkway Houston, TX 77019	Director, Chairman of the Board of Directors, President and Chief Executive Officer
M. Bernard Aidinoff Sullivan and Cromwell 125 Broad Street New York, NY 10004	Director
David J. Dietz 830 Third Avenue New York, NY 10022	Director and Chairman-Affluent & Corporate Markets Profit Center
David L. Herzog 2929 Allen Parkway Houston, TX 77019	Director
Richard A. Hollar 750 West Virginia Street Milwaukee, WI 53204	Director, President-Life Brokerage Profit Center and Chief Executive Officer-Life Brokerage Profit Center
Royce G. Imhoff, II 2929 Allen Parkway Houston, TX 77019	Director, President-Affluent & Corporate Markets Profit Center and Chief Executive Officer-Affluent & Corporate Markets Profit Center
Richard J. Miller 2929 Allen Parkway Houston, TX 77019	Director, President-Independent Advisor Network Profit Center, Chief Executive Officer-Independent Advisor Network Profit Center and Chief Executive Officer-Independent Advisor Group
Ernest T. Patrikis 70 Pine Street New York, NY 10270	Director
Gary D. Reddick 2929 Allen Parkway Houston, TX 77019	Director, Executive Vice President and Chief Administrative Officer
Christopher J. Swift 2929 Allen Parkway Houston, TX 77019	Director, Executive Vice President and Chief Financial Officer
James W. Weakley 2929 Allen Parkway Houston, TX 77019

Director, President-Group Benefits & Financial Institutions, and AIG Workplace Solutions Profit Center and

Chief Executive Officer-Group Benefits & Financial Institutions, and Workplace Solutions Profit Center

Thomas L. Booker 2727 Allen Parkway Houston, TX 77019	President-Annuity Profit Center
Lawrence J. O'Brien 2727 Allen Parkway Houston, TX 77019	President-Agency Building Profit Center
David R. Armstrong 3600 Route 66 Neptune, NJ 07754	Executive Vice President
Rebecca G. Campbell 2929 Allen Parkway Houston, TX 77019	Executive Vice President, Human Resources
Steven D. Anderson 2727 Allen Parkway Houston, TX 77019	Senior Vice President
Stephen A. Appleyard 2727 Allen Parkway Houston, TX 77019	Senior Vice President
Erik A. Baden 2727 Allen Parkway Houston, TX 77019	Senior Vice President, SPIA
Wayne A. Barnard 2929 Allen Parkway Houston, TX 77019	Senior Vice President, Illustration Actuary
Robert M. Beuerlein 2727-A Allen Parkway Houston, TX 77019	Senior Vice President and Chief Appointed Actuary
Jeffrey H. Carlson 2727 Allen Parkway Houston, TX 77019	Senior Vice President and Chief Information Officer
James A. Galli 830 Third Avenue New York, NY 10022	Senior Vice President and Chief Business Development Officer
William F. Guterding 830 Third Avenue New York, NY 10022	Senior Vice President
Robert F. Herbert, Jr. 2727-A Allen Parkway Houston, TX 77019	Senior Vice President, Treasurer and Controller
S. Douglas Israel 2929 Allen Parkway Houston, TX 77019	Senior Vice President
Kyle L. Jennings 2929 Allen Parkway Houston, TX 77019	Senior Vice President and General Counsel
Althea R. Johnson 2929 Allen Parkway Houston, TX 77019	Senior Vice President
Glen D. Keller 2727 Allen Parkway Houston, TX 77019	Senior Vice President
Simon J. Leech 2727-A Allen Parkway Houston, TX 77019	Senior Vice President
Kent D. Major 2727-A Allen Parkway Houston, TX 77019	Senior Vice President
Mark R. McGuire 2727-A Allen Parkway Houston, TX 77019	Senior Vice President
Laura W. Milazzo 2727 Allen Parkway Houston, TX 77019	Senior Vice President
John W. Penko 2727 Allen Parkway Houston, TX 77019	Senior Vice President
A. Hasan Qureshi 1 ALICO Plaza 600 King Street Wilmington, DE 19801	Senior Vice President
Dennis H. Roberts 2727 Allen Parkway Houston, TX 77019	Senior Vice President
Richard C. Schuettner 750 West Virginia Street Milwaukee, WI 53204	Senior Vice President
James P. Sennett 2727 Allen Parkway Houston, TX 77019	Senior Vice President
James P. Steele 205 E. 10th Street Amarillo, TX 79101	Senior Vice President
Robert E. Steele 205 E. 10th Street Amarillo, TX 79101	Senior Vice President
Dan E. Trudan 750 West Virginia St. Milwaukee, WI 53204	Senior Vice President
Frederic R. Yopps 750 West Virginia St. Milwaukee, WI 53204	Senior Vice President
Steven E. Zimmerman 2727 Allen Parkway Houston, TX 77019	Senior Vice President and Medical Director
Edward F. Bacon 2727-A Allen Parkway Houston, TX 77019	Vice President
Joan M. Bartel 2727 Allen Parkway Houston, TX 77019	Vice President
Paul Bell, III Walnut Glen Tower 8144 Walnut Hill Lane Dallas, TX 75231	Vice President
Michael B. Boesen 2727-A Allen Parkway Houston, TX 77019	Vice President
James B. Brown 2727 Allen Parkway Houston, TX 77019	Vice President
David W. Butterfield 3600 Route 66 Neptune, NJ 07754	Vice President
Michael Candy 2929 Allen Parkway Houston, TX 77019	Vice President
Robert W. Chesner 2929 Allen Parkway Houston, TX 77019	Vice President
Valerie A. Childrey 750 West Virginia Street Milwaukee, WI 53204	Vice President and Medical Director
Mark E. Childs 2727 Allen Parkway Houston, TX 77019	Vice President
Robert M. Cicchi 2727 Allen Parkway Houston, TX 77019	Vice President
Steven A. Dmytrack 2929 Allen Parkway Houston, TX 77019	Vice President
Elizabeth Dobbs 2727 Allen Parkway Houston, TX 77019	Vice President
Douglas M. Donnenfield 750 West Virginia Street Milwaukee, WI 53204	Vice President
Timothy M. Donovan 2727 Allen Parkway Houston, TX 77019	Vice President
Farideh N. Farrokhi 2727-A Allen Parkway Houston, TX 77019	Vice President and Assistant Secretary
Patrick Froze 750 West Virginia Street Milwaukee, WI 53204	Vice President
Brad J. Gabel 750 West Virginia Street Milwaukee, WI 53204	Vice President
Frederick J. Garland, Jr. 2727 Allen Parkway Houston, TX 77019	Vice President
Lisa Gerhart 2727 Allen Parkway Houston, TX 77019	Vice President
Richard L. Gravette 2727-A Allen Parkway Houston, TX 77019	Vice President and Assistant Treasurer
Kenneth J. Griesemer 6363 Forest Park Road Dallas, TX 75235	Vice President
Daniel J. Gutenberger 70 Pine Street New York, NY 10270	Vice President and Medical Director
Joel H. Hammer 1 Chase Manhattan Place New York, NY 10005	Vice President
John Harmeling 2929 Allen Parkway Houston, Texas 77019	Vice President
Craig H. Harrel 2929 Allen Parkway Houston, TX 77019	Vice President
D. Leigh Harrington 2727 Allen Parkway Houston, TX 77019	Vice President
Bradley Harris 2727 Allen Parkway Houston, TX 77019	Vice President
Michael Harrison 2727 Allen Parkway Houston, TX 77019	Vice President, Annuity Product Management
Neal C. Hasty 6363 Forest Park Road Dallas, TX 75235	Vice President
Keith C. Honig 1 SunAmerica Center Los Angeles, CA 90067	Vice President
Stephen D. Howard 2929 Allen Parkway Houston, TX 77019	Vice President
Janna M. Hubble 2929 Allen Parkway Houston, TX 77019	Vice President
Walter P. Irby 2727 Allen Parkway Houston, TX 77019	Vice President
Sharla A. Jackson 205 E. 10th Street Amarillo, TX 79101	Vice President
David S. Jorgensen 2727-A Allen Parkway Houston, TX 77019	Vice President
Stephen C. Kennedy 750 West Virginia Street Milwaukee, WI 53204	Vice President
Gary J. Kleinman 1 Chase Manhattan Place New York, NY 10005	Vice President and Real Estate Investment Officer
Charles L. Levy 2727 Allen Parkway Houston, TX 77019	Vice President and Medical Director
Linda Lewis 6363 Forest Park Road Dallas, TX 75235	Vice President
Robert J. Ley 70 Pine Street New York, NY 10270	Vice President
Jerry L. Livers 2727 Allen Parkway Houston, TX 77019	Vice President
Gwendolyn J. Mallett 2727 Allen Parkway Houston, TX 77019	Vice President
W. Larry Mask 2727 Allen Parkway Houston, TX 77019	Vice President, Real Estate Investment Officer and Assistant Secretary
Gordon S. Massie 2929 Allen Parkway Houston, TX 77019	Vice President
Melvin C. McFall 2727 Allen Parkway Houston, TX 77019	Vice President
Richard D. McFarland 2727 Allen Parkway Houston, TX 77019	Vice President
Beverly A. Meyer 750 West Virginia Street Milwaukee, WI 53204	Vice President
Candace A. Michael 2727 Allen Parkway Houston, TX 77019	Vice President
Anne K. Milio 2727 Allen Parkway Houston, TX 77019	Vice President
Sylvia A. Miller #1 Franklin Square Springfield, IL 62713	Vice President
Alex N. Moral 2727 Allen Parkway Houston, TX 77019	Vice President
Alberto Murguia 2727 Allen Parkway Houston, TX 77019	Vice President
Michael R. Murphy 750 West Virginia Street Milwaukee, WI 53204	Vice President
David W. Napoli 2727 Allen Parkway Houston, TX 77019	Vice President
Carl T. Nichols 205 E. 10th Street Amarillo, TX 79101	Vice President and Medical Director
Deanna D. Osmonson 2727 Allen Parkway Houston, TX 77019	Vice President and Chief Compliance Officer
Rembert R. Owen, Jr. 2929 Allen Parkway Houston, TX 77019	Vice President, Real Estate Investment Officer and Assistant Secretary
Lori J. Payne 2727 Allen Parkway Houston, TX 77019	Vice President
Kirsten M. Pedersen 2929 Allen Parkway Houston, TX 77019	Vice President
Cathy A. Percival 2727 Allen Parkway Houston, TX 77019	Vice President and Medical Director
Rodney E. Rishel American General Center 2000 American General Way Brentwood, TN 37027	Vice President
Terri Robbins 175 Water Street New York, NY 10038	Vice President
Walter J. Rucecki, Jr. 2929 Allen Parkway Houston, TX 77019	Vice President
Dale W. Sachtleben #1 Franklin Square Springfield, IL 62713	Vice President
Robert C. Sage 2727 Allen Parkway Houston, TX 77019	Vice President
Kristin Sather 1 Chase Manhattan Place New York, NY 10005	Vice President
Richard W. Scott 2929 Allen Parkway Houston, TX 77019	Vice President and Chief Investment Officer
Tom L. Scott 2929 Allen Parkway Houston, TX 77019	Vice President and Chief Investment Officer
T. Clay Spires 2929 Allen Parkway Houston, TX 77019	Vice President and Tax Officer
Gregory R. Thornton #1 Franklin Square Springfield, IL 62713	Vice President
Veronica Torralba 2929 Allen Parkway Houston, TX 77019	Vice President
J. Alan Vale 2929 Allen Parkway Houston, TX 77019	Vice President
Christian D. Weiss #1 Franklin Square Springfield, IL 62713	Vice President
Timothy White 2929 Allen Parkway Houston, TX 77019	Vice President
Cynthia P. Wieties 2727 Allen Parkway Houston, TX 77019	Vice President
Bridgette Wilson #1 Franklin Square Springfield, IL 62713	Vice President, New Business
Elizabeth M. Tuck 70 Pine Street New York, NY 10270	Secretary
Lauren W. Jones 2929 Allen Parkway Houston, TX 77019	Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of this Item 26. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.
SUBSIDIARIES OF AIG
Percentage of Voting Securities Jurisdiction of Owned by its Incorporation Immediate or Organization Parent(2)
American International Group, Inc.(1) Delaware (3)
AIG Aviation, Inc. Georgia 100
AIG Bulgaria Insurance and Reinsurance Company EAD Bulgaria 100
AIG Capital Corporation Delaware 100
AIG Consumer Finance Group, Inc. Delaware 100
AIG Bank Polska S.A. Poland 97.23
AIG Credit S.A. Poland 80
Compania Financiera Argentina S.A. Argentina 92.7
AIG Finance Holdings, Inc. New York 100
AIG Finance (Hong Kong) Limited Hong Kong 100
AIG Global Asset Management Holdings Corp. Delaware 100
AIG Asset Management Services, Inc. Delaware 100
Brazos Capital Management, L.P. Delaware 92
AIG Capital Partners, Inc. Delaware 100
AIG Equity Sales Corp. New York 100
AIG Global Investment Corp. New Jersey 100
International Lease Finance Corporation California 64.85 (4)
AIG Global Real Estate Investment Corp. Delaware 100
AIG Credit Corp. Delaware 100
A.I. Credit Corp. New Hampshire 100
Imperial Premium Finance, Inc. California 100
Imperial Premium Finance, Inc. Delaware 100
AIG Egypt Insurance Company, S.A.E.. Egypt 89.98
AIG Federal Savings Bank Delaware 100
AIG Financial Advisor Services, Inc. Delaware 100
AIG Financial Advisor Services (Europe), S.A. Luxembourg 100
AIG Financial Products Corp. Delaware 100
AIG Matched Funding Corp. Delaware 100
Banque AIG France 90 (5)
AIG Funding, Inc. Delaware 100
AIG Global Trade & Political Risk Insurance Company New Jersey 100
A.I.G. Golden Insurance Ltd. Israel 50.01
AIG Life Insurance Company Delaware 79 (6)
AIG Life Insurance Company of Canada Canada 100
AIG Life Insurance Company of Puerto Rico Puerto Rico 100
AIG Liquidity Corp. Delaware 100
AIG Marketing, Inc Delaware 100
AIG Memsa, Inc. Delaware 100 (7)
Tata AIG General Insurance Company Limited India 26
AIG Private Bank Ltd. Switzerland 100
AIG Retirement Services, Inc. Delaware 100 (8)
SunAmerica Life Insurance Company Arizona 100
SunAmerica Investments, Inc. Georgia 70 (9)
AIG Advisor Group, Inc. Maryland 100
Advantage Capital Corporation New York 100
FSC Securities Corporation Delaware 100
Royal Alliance Associates, Inc. Delaware 100
Sentra Securities Corporation California 100
Spelman & Co., Inc. California 100
SunAmerica Securities, Inc. Delaware 100
AIG SunAmerica Life Assurance Company Arizona 100 (10)
AIG SunAmerica Asset Management Corp. Delaware 100
AIG SunAmerica Capital Services. Inc. Delaware 100
First SunAmerica Life Insurance Company New York 100
AIG Risk Management, Inc. New York 100
AIG Technologies, Inc. New Hampshire 100
AIGTI, Inc. Delaware 100
AIG Trading Group Inc. Delaware 100
AIG International, Inc. Delaware 100
AIU Insurance Company New York 52 (11)
AIU North America, Inc. New York 100
American General Corporation Texas 100
American General Bancassurance Services, Inc. Illinois 100
AGC Life Insurance Company Missouri 100
AIG Assurance Canada Canada 100 (7)
AIG Life of Bermuda, Ltd. Bermuda 100
American General Life and Accident Insurance Company Tennessee 100
American General Life Insurance Company Texas 100
American General Annuity Service Corporation Texas 100
AIG Enterprise Services, LLC Delaware 100
American General Equity Services Corporation Delaware 100
American General Life Companies, LLC Delaware 100
The Variable Annuity Life Insurance Company Texas 100
VALIC Retirement Services Company Texas 100
VALIC Trust Company Texas 100
American General Property Insurance Company Tennessee 51.85 (12)
American General Property Insurance Company of Florida Florida 100
AIG Annuity Insurance Company Texas 100
The United States Life Insurance Company in the City of New York New York 100
American General Finance, Inc. Indiana 100
American General Auto Finance, Inc. Delaware 100
American General Finance Corporation Indiana 100
MorEquity, Inc. Nevada 100
Wilmington Finance, Inc. Delaware 100
Merit Life Insurance Co. Indiana 100
Yosemite Insurance Company Indiana 100
CommoLoCo, Inc. Puerto Rico 100
American General Financial Services of Alabama, Inc. Alabama 100
American General Investment Management Corporation Delaware 100
American General Realty Investment Corporation Texas 100
American General Assurance Company Illinois 100
American General Indemnity Company Illinois 100
USLIFE Credit Life Insurance Company of Arizona Arizona 100
Knickerbocker Corporation Texas 100
American Home Assurance Company New York 100
AIG Domestic Claims, Inc. Delaware 50 (13)
AIG Hawaii Insurance Company, Inc. Hawaii 100
American Pacific Insurance Company, Inc. Hawaii 100
American International Insurance Company New York 100
American International Insurance Company of California, Inc. California 100
American International Insurance Company of New Jersey New Jersey 100
Minnesota Insurance Company Minnesota 100
American International Realty Corp. Delaware 31.5 (14)
Pine Street Real Estate Holdings Corp. New Hampshire 31.47 (14)
Transatlantic Holdings, Inc. Delaware 33.45 (15)
Transatlantic Reinsurance Company New York 100
Putnam Reinsurance Company New York 100
Trans Re Zurich Switzerland 100
American International Insurance Company of Delaware Delaware 100
American International Life Assurance Company of New York New York 77.52 (16)
American International Reinsurance Company, Ltd. Bermuda 100
AIG Edison Life Insurance Company Japan 90 (17)
American International Assurance Company, Limited Hong Kong 100
American International Assurance Company (Australia) Limited Australia 100
American International Assurance Company (Bermuda) Limited Bermuda 100
American International Assurance Co. (Vietnam) Limited Vietnam 100
Tata AIG Life Insurance Company Limited India 26
Nan Shan Life Insurance Company, Ltd. Taiwan 95
American International Underwriters Corporation New York 100
American International Underwriters Overseas, Ltd. Bermuda 100
AIG Europe (Ireland) Limited Ireland 100
AIG Europe (U.K.) Limited England 100
AIG Brasil Companhia de Seguros Brazil 50
Universal Insurance Co., Ltd. Thailand 100
La Seguridad de Centroamerica, Compania de Seguros S.A. Guatemala 100
La Meridional Compania Argentina de Seguros Argentina 100
American International Insurance Company of Puerto Rico Puerto Rico 100
A.I.G. Colombia Seguros Generales S.A. Colombia 100
American International Underwriters GmBH Germany 100
Underwriters Adjustment Company, Inc. Panama 100
American Life Insurance Company Delaware 100
AIG Life (Bulgaria) Z.D. A.D Bulgaria 100
ALICO, S.A France 100
First American Polish Life Insurance and Reinsurance Company, S.A. Poland 100
Inversiones Interamericana S.A. (Chile) Chile 100
Pharaonic American Life Insurance Company Egypt 71.63
Unibanco AIG Seguros S.A. Brazil 47.81 (18)
AIG Life Insurance Company (Switzerland) Ltd. Switzerland 100
American Security Life Insurance Company, Ltd. Lichtenstein 100
Birmingham Fire Insurance Company of Pennsylvania Pennsylvania 100
China America Insurance Company, Ltd. Delaware 50
Commerce and Industry Insurance Company New York 100
Commerce and Industry Insurance Company of Canada Ontario 100
Delaware American Life Insurance Company Delaware 100
Hawaii Insurance Consultants, Ltd. Hawaii 100
HSB Group, Inc. Delaware 100
The Hartford Steam Boiler Inspection and Insurance Company Connecticut 100
The Hartford Steam Boiler Inspection and Insurance Company of Connecticut Connecticut 100
HSB Engineering Insurance Limited England 100
The Boiler Inspection and Insurance Company of Canada Canada 100
The Insurance Company of the State of Pennsylvania Pennsylvania 100
Landmark Insurance Company California 100
Mt. Mansfield Company, Inc. Vermont 100
National Union Fire Insurance Company of Pittsburgh, Pa Pennsylvania 100
American International Specialty Lines Insurance Company Alaska 70 (19)
Lexington Insurance Company Delaware 70 (19)
AIG Centennial Insurance Company Pennsylvania 100
AIG Premier Insurance Company Pennsylvania 100
AIG Indemnity Insurance Company Pennsylvania 100
AIG Preferred Insurance Company Pennsylvania 100
AIG Auto Insurance Company of New Jersey New Jersey 100
JI Accident & Fire Insurance Co. Ltd. Japan 50
National Union Fire Insurance Company of Louisiana Louisiana 100
National Union Fire Insurance Company of Vermont Vermont 100
21st Century Insurance Group California 33.03 (20)
21st Century Insurance Company California 100
21st Century Casualty Company California 100
21st Century Insurance Company of the Southwest Texas 100
Starr Excess Liability Insurance Company, Ltd. Delaware 100
Starr Excess Liability Insurance International Ltd. Ireland 100
NHIG Holding Corp. Delaware 100
Audubon Insurance Company Louisiana 100
Audubon Indemnity Company Mississippi 100
Agency Management Corporation Louisiana 100
The Gulf Agency, Inc. Alabama 100
New Hampshire Insurance Company Pennsylvania 100
AIG Europe, S.A. France (21)
AI Network Corporation Delaware 100
American International Pacific Insurance Company Colorado 100
American International South Insurance Company Pennsylvania 100
Granite State Insurance Company Pennsylvania 100
New Hampshire Indemnity Company, Inc. Pennsylvania 100
AIG National Insurance Company, Inc. New York 100
Illinois National Insurance Co. Illinois 100
New Hampshire Insurance Services, Inc. New Hampshire 100
AIG Star Life Insurance Co., Ltd Japan 100
The Philippine American Life and General Insurance Company Philippines 99.78
Pacific Union Assurance Company California 100
Philam Equitable Life Assurance Company, Inc. Philippines 95.31
Philam Insurance Company, Inc. Philippines 100
Risk Specialist Companies, Inc. Delaware 100
United Guaranty Corporation North Carolina 36.3l (22)
United Guaranty Insurance Company North Carolina 100
United Guaranty Mortgage Insurance Company North Carolina 100
United Guaranty Mortgage Insurance Company of North Carolina North Carolina 100
United Guaranty Partners Insurance Company Vermont 80
United Guaranty Residential Insurance Company of North Carolina North Carolina 100
United Guaranty Residential Insurance Company North Carolina 75.03 (23)
United Guaranty Commercial Insurance Company of North Carolina North Carolina 100
United Guaranty Mortgage Indemnity Company North Carolina 100
United Guaranty Credit Insurance Company North Carolina 100
United Guaranty Services, Inc. North Carolina 100

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of August 5, 2005, there were 12,697 owners of the Contracts, of which 4,173 were qualified Contracts and 8,524 were non-qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Securities Incorporated ("AGSI") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGSI will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGSI is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGSI. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGSI, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGSI with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGSI for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGSI from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGSI agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGSI.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.
Name and Principal Business Address	Positions and Offices with Underwriter American General Equity Services Corporation
Rodney O. Martin, Jr. 2929 Allen Parkway Houston, TX 77019	Director and Chairman of the Board of Directors
Mark R. McGuire 2727 Allen Parkway Houston, TX 77019	Director and Senior Vice President
Ernest T. Patrikis 70 Pine Street New York, NY 10270	Director
Gary D. Reddick 2929 Allen Parkway Houston, TX 77019	Director
Richard J. Miller 2929 Allen Parkway Houston, TX 77019	President and Chief Executive Officer
Robert F. Herbert, Jr. 2727-A Allen Parkway Houston, TX 77019	Vice President
Lucille S. Martinez 2727 Allen Parkway Houston, TX 77019	Vice President, Treasurer and Controller
Deanna D. Osmonson 2727 Allen Parkway Houston, TX 77019	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Elizabeth M. Tuck 70 Pine Street New York, NY 10270	Secretary
Edward F. Andrzejewski 70 Pine Street New York, NY 10270	Tax Officer
Amy M. Cinquegrana 2929 Allen Parkway Houston, TX 77019	Assistant Secretary
Lauren W. Jones 2929 Allen Parkway Houston, TX 77019	Assistant Secretary
David M. Robinson 2929 Allen Parkway Houston, TX 77019	Assistant Secretary
John D. Fleming 2929 Allen Parkway Houston, TX 77019	Assistant Treasurer
Barbara J. Moore 2919 Allen Parkway Houston, TX 77019	Assistant Tax Officer
T. Clay Spires 2727-A Allen Parkway Houston, TX 77019	Assistant Tax Officer

(c) Not Applicable.

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

None

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts Pursuant Section 26(C)(2)(A) Investment Company Act of 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

POWERS OF ATTORNEY

Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 12th day of August, 2005.

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT D

(Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY

(On behalf of the Registrant and itself)

BY: /s/

ROBERT F. HERBERT, JR.

SENIOR VICE PRESIDENT, TREASURER

AND CONTROLLER

[SEAL]

ATTEST: /s/

LAUREN W. JONES

ASSISTANT SECRETARY

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/ Rodney O. Martin, Jr. Director, Chairman August 12, 2005

RODNEY O. MARTIN, JR. President and Chief

Executive Officer

/s/ Christopher J. Swift Director and Chief August 12, 2005

CHRISTOPHER J. SWIFT Financial Officer

/s/ Bernard Aidinoff Director August 12, 2005

M. BERNARD AIDINOFF

/s/ David J. Dietz Director August 12, 2005

DAVID J. DIETZ

/s/ David L Herzog Director August 12, 2005

DAVID L. HERZOG

/s/ Richard A Hollar Director August 12, 2005

RICHARD A. HOLLAR

/s/ Royce G. Imhoff II Director August 12, 2005

ROYCE G. IMHOFF II

/s/ Richard J Miller Director August 12, 2005

RICHARD J. MILLER

Signature Title Date

/s/ Ernest T. Patrikis Director August 12, 2005

ERNEST T. PATRIKIS

/s/ Gary D. Reddick Director August 12, 2005

GARY D. REDDICK

/s/ James W. Weakley Director August 12, 2005

JAMES W. WEAKLEY

INDEX TO EXHIBITS

EXHIBIT NO.

8 (e) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company.

10. Consent of Independent Registered Public Accounting Firm.

EXHIBIT 8 (e)

GENERAL GUARANTEE AGREEMENT

GENERAL GUARANTEE AGREEMENT, dated March 3, 2003 (the "Guarantee"), by American Home Assurance Company, a New York corporation (the "Guarantor") in favor of each party (individually, a "Party" and collectively, "Parties") insured under policies issued by American General Life Insurance Company, a Texas corporation (the "Company").

1. Guarantee. For value received, and to induce Parties to purchase insurance from the Company, the Guarantor unconditionally and irrevocably guarantees to each Party, its successors, endorsees and assigns, the prompt payment when due of all present and future obligations and liabilities of any kind whatsoever of the Company to such Party arising from policies of insurance (including guaranteed investment contracts and funding agreements) issued by the Company, including but not limited to payments for claims, losses and return premiums whether due or to become due, secured or unsecured, absolute or contingent, joint or several (the "Obligations").

2. Nature of Guarantee. The Guarantor's obligations hereunder with respect to any Obligation shall not be affected by the existence, validity, enforceability, perfection or extent of any collateral for such Obligation. No Party shall be obligated to file any claim relating to the Obligations owing to it in the event that the Company becomes subject to a bankruptcy, reorganization or similar proceeding, and the failure of any Party to so file shall not affect the Guarantor's obligations hereunder. In the event that any payment to any Party in respect to any Obligations is rescinded or must otherwise be returned for any reason whatsoever, the Guarantor shall remain liable hereunder in respect to such Obligations as if such payment had not been made. The Guarantor reserves the right to assert defenses which the Company may have to payment of any Obligation other than defenses arising from the bankruptcy or insolvency of the Company and other defenses expressly waived hereby.

3. Consents, Waivers and Renewals. The Guarantor agrees that a Party may at any time and from time to time, either before or after the maturity thereof, without notice to or further consent of the Guarantor extend the time of payment of, exchange or surrender any collateral for, or renew any of the Obligations owing to it, and may also make any agreement with the Company or with any other party to or person liable on any of the Obligations, or interested therein, for the extension, renewal, payment, compromise, discharge or release thereof, in whole or in part, or for any modification of the terms thereof or of any agreement between such Party and the Company or any of such other party or person, without in any way impairing or affecting this Guarantee. The Guarantor agrees that a Party may resort to the Guarantor for payment of any of the Obligations, whether or not the Party shall have resorted to any collateral security, or shall have proceeded against any other obligor principally or secondarily obligated with respect to any of the Obligations.

4. Expenses. The Guarantor agrees to pay on demand all out-of-pocket expenses (including the reasonable fees and expenses of its counsel) in any way relating to the enforcement or protection of the rights of a Party hereunder; provided, that the Guarantor shall not be liable for any expenses of a Party if no payment under this Guarantee is due.

5. Subrogation. Upon payment of all the Obligations owing to any Party, the Guarantor shall be subrogated to the rights of such Party against the Company, and such Party agrees to take at the Guarantor's expense such steps as the Guarantor may reasonably request to implement such subrogation.

6. Third-Party Beneficiary Contract. The Guarantor hereby acknowledges that Parties insured under policies issued by the Company prior to the termination of the Guarantee are intended third-party beneficiaries of the Guarantee who may enforce this Guarantee directly against the Guarantor.

7. Termination. This Guarantee may be terminated after 30 days notice given by the Guarantor by publication in The Wall Street Journal; provided, however, that in the event that a Party has requested, by written notice to the Secretary of the Guarantor at 70 Pine Street, New York, New York 10270, prior to the date of such publication, that such Party be given notice of any termination of this Guarantee (specifying the address to which such notice to the Party shall be sent), this Guarantee shall remain in full force and effect with respect to such Party until receipt by such Party of written notice of termination in accordance with such request. Notwithstanding the foregoing sentence, this Guarantee shall remain in full force and effect with respect to Obligations of the Company outstanding or contracted or committed for (whether or not outstanding) prior to the 30th day after publication of notice of such termination in The Wall Street Journal, or, in the event that a Party has requested notice of termination as provided above, prior to receipt by such Party of written notice of termination in accordance with such request, until such Obligations shall be finally and irrevocably paid in full.

8. Governing Law. This Guarantee shall be governed by and construed in accordance with the laws of the State of New York.

AMERICAN HOME ASSURANCE COMPANY

By /s/_______________________________

By /s/_______________________________

Exhibit 10

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the incorporation by reference in this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (Registration Nos. 333-25549 and 811-02441) of our report dated April 29, 2005 relating to the consolidated financial statements of American General Life Insurance Company and our report dated April 29, 2005 relating to the financial statements and financial highlights of AGL Separate Account D which appear in such Registration Statement. We also consent to the references to us under the heading "Accounting and Auditing Experts" in such Registration Statement.

PricewaterhouseCoopers LLP

Houston, Texas

August 12, 2005